SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.
Brookfield Renewable operations are segmented by – 1) hydroelectric, 2) wind, 3) solar, 4) energy transition (distributed generation, pumped storage, cogeneration and biomass), and 5) corporate – with hydroelectric and wind further segmented by geography (i.e. North America, Colombia, Brazil, Europe and Asia). This best reflects the way in which the CODM reviews results of our company.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items.
Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.
Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and significant accounting policies. Brookfield Renewable analyzes the performance of its operating segments based on Funds From Operations. Funds From Operations is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of Funds From Operations used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
Brookfield Renewable uses Funds From Operations to assess the performance of Brookfield Renewable before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business. Brookfield Renewable includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within Funds From Operations in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2021:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$804	$169	$224	$370	$125	$29	$32	$348	$314	$—	$2,415	$(163)	$1,844	$4,096
Other income	27	36	14	27	98	1	—	39	18	41	301	(11)	14	304
Direct operating costs	(303)	(50)	(79)	(120)	(36)	(7)	(8)	(89)	(118)	(30)	(840)	75	(600)	(1,365)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	99	43	142
	528	155	159	277	187	23	24	298	214	11	1,876	—	1,301
Management service costs	—	—	—	—	—	—	—	—	—	(288)	(288)	—	—	(288)
Interest expense	(147)	(16)	(28)	(77)	(19)	(5)	(8)	(111)	(49)	(78)	(538)	29	(472)	(981)
Current income taxes	(1)	(8)	(3)	—	(4)	(1)	(1)	(2)	(3)	—	(23)	3	(23)	(43)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(55)	(55)	—	—	(55)
Preferred equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Perpetual subordinated notes	—	—	—	—	—	—	—	—	—	(12)	(12)	—	—	(12)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(32)	(33)	(65)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(773)	(773)
Funds From Operations	380	131	128	200	164	17	15	185	162	(448)	934	—	—
Depreciation											(922)	38	(617)	(1,501)
Foreign exchange and financial instrument loss											(129)	(2)	99	(32)
Deferred income tax recovery											133	5	(109)	29
Other											(384)	14	63	(307)
Share of earnings from equity-accounted investments											—	(55)	—	(55)
Net income attributable to non-controlling interests											—	—	564	564
Net income (loss) attributable to Unitholders(2)											$(368)	$—	$—	$(368)
(1)Share of earnings from equity-accounted investments of $22 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $209 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity, and perpetual subordinated notes.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2020:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$824	$175	$211	$263	$105	$27	$28	$245	$169	$—	$2,047	$(72)	$1,835	3,810
Other income	39	54	12	11	26	3	3	50	22	64	284	(29)	(127)	128
Direct operating costs	(301)	(52)	(92)	(78)	(35)	(6)	(6)	(63)	(61)	(23)	(717)	34	(591)	(1,274)
Share of revenue, other income and opex from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	67	31	98
	562	177	131	196	96	24	25	232	130	41	1,614	—	1,148
Management service costs	—	—	—	—	—	—	—	—	—	(217)	(217)	—	(18)	(235)
Interest expense	(143)	(18)	(30)	(73)	(15)	(6)	(6)	(90)	(25)	(79)	(485)	20	(511)	(976)
Current income taxes	1	(7)	(11)	—	(2)	(1)	(1)	(3)	(2)	—	(26)	4	(44)	(66)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(54)	(54)	—	—	(54)
Preferred equity	—	—	—	—	—	—	—	—	—	(25)	(25)	—	—	(25)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(24)	(13)	(37)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(562)	(562)
Funds From Operations	420	152	90	123	79	17	18	139	103	(334)	807	—	—
Depreciation											(756)	21	(632)	(1,367)
Foreign exchange and financial instrument loss											(35)	8	154	127
Deferred income tax expense											175	(6)	44	213
Other											(495)	11	52	(432)
Share of earnings from equity-accounted investments											—	(34)	—	(34)
Net income attributable to non-controlling interests											—	—	382	382
Net income (loss) attributable to Unitholders(2)											$(304)	$—	$—	$(304)
(1)Share of earnings from equity-accounted investments of $27 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $180 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2019:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$905	$234	$237	$223	$95	$37	$20	$138	$132	$—	$2,021	$(79)	$2,029	3,971
Other income	3	19	—	2	4	—	—	16	11	33	88	(8)	25	105
Direct operating costs	(286)	(72)	(93)	(62)	(32)	(9)	(4)	(28)	(56)	(23)	(665)	34	(632)	(1,263)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	53	27	80
	622	181	144	163	67	28	16	126	87	10	1,444	—	1,449
Management service costs	—	—	—	—	—	—	—	—	—	(116)	(116)	—	(19)	(135)
Interest expense	(156)	(20)	(34)	(66)	(17)	(8)	(5)	(52)	(16)	(92)	(466)	13	(548)	(1,001)
Current income taxes	(7)	(11)	(9)	1	(2)	(1)	(1)	—	(1)	—	(31)	2	(41)	(70)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(44)	(44)	—	—	(44)
Preferred equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(15)	(12)	(27)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(829)	(829)
Funds From Operations	459	150	101	98	48	19	10	74	70	(268)	761	—	—
Depreciation											(643)	13	(641)	(1,271)
Foreign exchange and financial instrument loss											(30)	(2)	(4)	(36)
Deferred income tax expense											30	—	(3)	27
Other											(221)	9	(64)	(276)
Share of earnings from equity-accounted investments											—	(20)	(4)	(24)
Net income attributable to non-controlling interests											—	—	716	716
Net income (loss) attributable to Unitholders(2)											$(103)	$—	$—	$(103)
(1)Share of earnings from equity-accounted investments of $29 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $113 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.
The following table presents information on a segmented basis about certain items in our company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
As at December 31, 2021
Cash and cash equivalents	$41	$4	$16	$30	$46	$5	$6	$104	$43	$245	$540	$(28)	$252	$764
Property, plant and equipment, at fair value	15,188	1,680	2,032	3,286	676	277	266	3,355	2,183	—	28,943	(1,111)	21,600	49,432
Total assets	16,322	1,833	2,277	3,665	842	292	342	3,746	2,500	292	32,111	(518)	24,274	55,867
Total borrowings	4,126	261	526	1,628	474	74	195	2,736	996	2,156	13,172	(351)	8,708	21,529
Other liabilities	4,499	91	644	771	218	8	52	435	227	303	7,248	(167)	3,261	10,342
For the year ended December 31, 2021
Additions to property, plant and equipment	113	85	130	88	22	10	1	197	31	6	683	(12)	1,576	2,247
As at December 31, 2020
Cash and cash equivalents	$38	$6	$6	$36	$60	$1	$3	$86	$48	$7	$291	$(20)	$160	$431
Property, plant and equipment, at fair value	12,983	1,544	1,965	3,606	1,095	274	175	3,548	1,880	—	27,070	(940)	18,460	44,590
Total assets	13,628	1,751	2,201	3,801	1,267	292	272	3,985	2,101	100	29,398	(387)	20,711	49,722
Total borrowings	3,439	245	439	1,680	669	66	125	2,534	864	2,143	12,204	(332)	6,210	18,082
Other liabilities	3,232	153	556	773	220	8	22	568	211	784	6,527	(55)	3,401	9,873
For the year ended December 31, 2020
Additions to property, plant and equipment(1)	307	65	5	70	29	1	—	146	48	4	675	(17)	310	968
(1)Brookfield Renewable exercised the option to buyout the lease on its 192 MW hydroelectric facility in Louisiana and recognized a $247 million adjustment ($185 million net to Brookfield Renewable) to its corresponding right-of-use asset.
Geographical Information
The following table presents consolidated revenue split by reportable segment for the year ended December 31:

(MILLIONS)	2021	2020	2019
Hydroelectric
North America	$1,044	$1,030	$1,123
Brazil	177	201	259
Colombia	929	874	979
	2,150	2,105	2,361
Wind
North America	656	494	474
Europe	189	237	273
Brazil	109	79	110
Asia	120	105	71
	1,074	915	928
Solar	563	539	494
Energy transition	309	251	188
Total	$4,096	$3,810	$3,971
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography:

(MILLIONS)	December 31, 2021	December 31, 2020
United States	$26,713	$22,955
Colombia	8,497	8,150
Canada	5,534	4,880
Brazil	3,860	3,308
Europe	4,440	5,417
Asia	1,495	851
	$50,539	$45,561